Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2025 up through May 14, 2026, which is the date that these consolidated financial statements are available to be issued, other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Group’s consolidated financial statements.